RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of extension warrants issued to affiliates

Between September 22, 2014, and August 16, 2016, the Company raised an aggregate principal amount of $6.0 million in Notes, which along with of $317,000 of interest thereon, were converted on September 21, 2016 into 1,263,406 shares of Common Stock at $5.00 per share. Of the $6.0 million of Notes sold by the Company, $5.3 million were purchased by directors, an officer and greater than 5% shareholders of the Company and converted into shares as follows.

		Principal Investment in Convertible Notes	Interest Earned At conversion	Shares Issued on conversion
RSJ	(1)	$2,100,000	122,200	444,454
John Pappajohn	(2)	1,600,000	52,500	290,498
Tierney Family Trust	(3)	640,000	46,600	137,328
Follman Family Trust	(4)	550,000	20,400	114,074
Robin Smith MD	(5)	100,000	3,900	20,776
Geoffrey Harris	(6)	10,000	300	2,058
George Carpenter	(7)	100,000	1,300	20,254
Oman Ventures	(8)	200,000	20,400	44,089
		$5,300,000	267,600	1,073,531

(1)	RSJ is a greater than 10% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, joined our Board on July 30, 2015.
(2)	John Pappajohn is a member of the Board. He purchased $1,600,000 of Notes of which $200,000 were assigned to four accredited investors on September 6, 2015. Approximately $10,400 of the total interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the conversion of such transferred Notes.
(3)	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board on February 25, 2013 and served as Chairman of the Board from March 26, 2013 through his resignation on May 22, 2015. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
(4)	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
(5)	Dr. Robin Smith is the Chairman of the Board.
(6)	Geoffrey Harris is a member of the Board and Chairman of the Audit Committee.
(7)	George Carpenter is the CEO of the Company.
(8)	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.